Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation Depreciation On Futures And Forward Currency Contracts By Settlement Currency Type

	December 31,
	2012		2011
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$(481,764)	(14.79)%	$586,248	7.00%
British pound	(186,988)	(5.74)	1,048,167	12.51
Canadian dollar	23,507	0.72	278,723	3.33
Czech koruna	68,801	2.11	73,327	0.88
Euro	1,874,079	57.54	1,581,405	18.88
Hong Kong dollar	200,275	6.15	(9,567)	(0.11)
Hungarian forint	(617,967)	(18.97)	84,721	1.01
Japanese yen	621,328	19.08	1,328,503	15.86
Korean won	58,995	1.81	(76,817)	(0.92)
Malaysian ringgit	(171,493)	(5.26)	-	-
Mexican peso	4,075	0.13	210	0.00
New Zealand dollar	-	-	331,118	3.95
Norwegian krone	(11,676)	(0.36)	(32,125)	(0.38)
Polish zloty	226,541	6.95	265	0.00
Romanian leu	126,292	3.88	(71,941)	(0.86)
Singapore dollar	12,410	0.38	42,706	0.51
South African rand	(99,853)	(3.07)	5,957	0.07
Swedish krona	(51,726)	(1.59)	(75,934)	(0.91)
Swiss franc	-	-	765,139	9.13
Taiwan dollar	31,655	0.97	(74,698)	(0.89)
Thai baht	31,018	0.95	3,377	0.04
Turkish lira	(174,801)	(5.37)	(27,175)	(0.32)
U.S. dollar	1,774,580	54.48	2,616,187	31.22

Total	$3,257,288	100.00%	$8,377,796	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$1,475,418	$(73,002)	$11,630	$(1,710,818)	$(296,772)
Grains	-	(996,610)	720,496	-	(276,114)
Interest rates	2,327,068	(1,022,478)	2,288	-	1,306,878
Livestock	-	(149,420)	-	(7,380)	(156,800)
Metals	506,951	(213,462)	-	(816,189)	(522,700)
Softs	27,532	(1,420)	581,411	(403,619)	203,904
Stock indices	2,089,846	(260,665)	-	(86,840)	1,742,341

Total futures contracts	6,426,815	(2,717,057)	1,315,825	(3,024,846)	2,000,737

Forward currency contracts	3,645,759	(3,798,971)	3,974,478	(2,564,715)	1,256,551

Total futures and forward currency contracts	$10,072,574	$(6,516,028)	$5,290,303	$(5,589,561)	$3,257,288

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$438,585	$(199,972)	$898,632	$(504,487)	$632,758
Grains	875,525	(10,825)	-	(3,070,466)	(2,205,766)
Interest rates	4,286,895	(233,275)	8,850	(21,650)	4,040,820
Livestock	-	-	105,290	(48,740)	56,550
Metals	88,086	(662,804)	1,612,529	(782,824)	254,987
Softs	379,604	(279,511)	2,800,700	(372,985)	2,527,808
Stock indices	6,167	(43,100)	406,309	(831,000)	(461,624)

Total futures contracts	6,074,862	(1,429,487)	5,832,310	(5,632,152)	4,845,533

Forward currency contracts	1,756,029	(1,881,018)	5,203,785	(1,546,533)	3,532,263

Total futures and forward currency contracts	$7,830,891	$(3,310,505)	$11,036,095	$(7,178,685)	$8,377,796

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2012	2011

Futures contracts:
Energies	$(6,421,675)	$(306,750)
Grains	(2,622,608)	(6,975,535)
Interest rates	12,086,851	34,897,915
Livestock	(2,151,520)	(2,545,590)
Metals	(9,610,253)	324,021
Softs	(839,594)	1,354,132
Stock indices	(1,784,145)	(23,638,126)

Total futures contracts	(11,342,944)	3,110,067

Forward currency contracts	(13,170,532)	(10,514,885)

Total futures and forward currency contracts	$(24,513,476)	$(7,404,818)